FVM - Movements of level 3 instruments - Liabilities (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021		Jun. 30, 2020
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[1]	$ 325,080
Balance at the end of period	[1]	299,871
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[1]	15,212
Balance at the end of period	[1]	18,398
Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		3,500	[2]	$ 2,000
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	200		1,200
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		1,100
Purchases		0		0
Sales		(0)		(0)
Issuances		700		500
Settlements		(1,200)		(800)
Transfers into Level 3		0		600
Transfers out of Level 3		(200)		(300)
Foreign currency translation		0		0
Balance at the end of period		2,900	[2]	3,300
Level 3 | Derivative financial liabilities | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		500	[2]	100
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	(100)		700
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		700
Purchases		0		0
Sales		(0)		(0)
Issuances		100		0
Settlements		(0)		(300)
Transfers into Level 3		0		300
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		500	[2]	800
Level 3 | Derivative financial liabilities | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		2,300	[2]	1,300
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	400		200
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		200		200
Purchases		0		0
Sales		(0)		(0)
Issuances		500		500
Settlements		(1,100)		(400)
Transfers into Level 3		0		0
Transfers out of Level 3		(200)		(200)
Foreign currency translation		0		0
Balance at the end of period		1,900	[2]	1,400
Level 3 | Derivative financial liabilities | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		500	[2]	500
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	(200)		300
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(200)		300
Purchases		0		0
Sales		(0)		(0)
Issuances		100		100
Settlements		(0)		(100)
Transfers into Level 3		0		300
Transfers out of Level 3		(0)		(100)
Foreign currency translation		0		0
Balance at the end of period		400	[2]	900
Level 3 | Derivative financial liabilities | Other
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		100	[2]	100
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	100		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		(0)		(0)
Issuances		0		0
Settlements		(100)		(0)
Transfers into Level 3		0		0
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		100	[2]	100
Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		9,600	[2]	9,600
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	300		100
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		200		200
Purchases		0		0
Sales		(0)		(0)
Issuances		6,300		2,900
Settlements		2,900		(3,500)
Transfers into Level 3		100		400
Transfers out of Level 3		800		(1,000)
Foreign currency translation		(200)		0
Balance at the end of period		12,500	[2]	8,500
Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		2,100	[2]	1,000
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	0		100
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		100
Purchases		0		0
Sales		(0)		(0)
Issuances		1,000		1,500
Settlements		200		(300)
Transfers into Level 3		0		0
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		$ 2,900	[2]	$ 2,400

[1]	Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented
[2]	Total Level 3 assets as of 30 June 2021 were USD 8.1 billion (31 December 2020: USD 8.3 billion). Total Level 3 liabilities as of 30 June 2021 were USD 18.4 billion (31 December 2020: USD 15.2 billion).
[3]	Net gains / losses included in comprehensive income are composed of Net interest income, Other net income from financial instruments measured at fair value through profit or loss and Other income